INCOME TAXES INCOME TAXES Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards, Valuation Allowance	$ 1
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2018